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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended _______3/31/2006_______

If amended report check here:    [ ]                  Amendment Number: ________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding
                                     entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address           (Street)          (City)       (State)       (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-_11502____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Anthony W. Soslow         President, Director          (610)567-0320
-------------------------- -------------------------- --------------------------
          Name                       (Title)                    (Phone)

                                                  Anthony W. Soslow
                                       -----------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                      4/25/06
                                       -----------------------------------------
                                            (Place and Date of Signing)

Report Type:

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT

                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total: $689,964
                                         (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:  Name:                             13F File No.:    Name:

1. 28-                                           6.
   -----------    ----------------------------      -------------   ----------------------------
2.                                               7.
   -----------    ----------------------------      -------------   ----------------------------
3.                                               8.
   -----------    ----------------------------      -------------   ----------------------------
4.                                               9.
   -----------    ----------------------------      -------------   ----------------------------
5.                                              10.
   -----------    ----------------------------      -------------   ----------------------------

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
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF              VALUE     SHRS OR   PUT/     INVESTMENT     OTHER   --------------------
            NAME OF ISSUER             CLASS     CUSIP     (x1000)    PRN AMT   CALL     DISCRETION    MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Adesa, Inc                           Stock      00686u104    14,380     537,782          Sole          N/A       Shared
Aeropostale                          Stock        7865108    10,595     351,295          Sole          N/A       Shared
Affiliated Computer Services         Stock      008190100     2,219      37,195          Sole          N/A       Shared
American Eagle                       Stock      02553e106    19,643     657,831          Sole          N/A       Shared
American Int'l Group                 Stock      026874107     1,000      15,138          Sole          N/A       Shared
AnmerrUs Group                       Stock      03072M108     1,446      24,000          Sole          N/A       Shared
Amphenol Corp                        Stock      032095101    13,788     264,241          Sole          N/A       Shared
Anadarko Petroleum                   Stock      032511107     1,423      14,090          Sole          N/A       Shared
Armor Holdings                       Stock      042260109    24,651     422,911          Sole          N/A       Shared
AT&T Inc                             Stock      00206R102       915      33,855          Sole          N/A       Shared
Bank of America                      Stock      060505104       262       5,750          Sole          N/A       Shared
Barr Pharmaceuticals                 Stock      068306109     1,889      30,000          Sole          N/A       Shared
Bell South Corp                      Stock      079860102       220       6,340          Sole          N/A       Shared
Benchmark Electronics                Stock       0816H101    13,617     355,061          Sole          N/A       Shared
Biovail Corp                         Stock      09067J109    15,896     652,793          Sole          N/A       Shared
Black and Decker                     Stock      091797100     1,564      18,000          Sole          N/A       Shared
Black Box Corporation                Stock      091826107    14,516     302,094          Sole          N/A       Shared
Burlington Northern                  Stock      12189T104       347       4,160          Sole          N/A       Shared
Carpenter Technology                 Stock      144285103    16,071     170,024          Sole          N/A       Shared
Cisco Systems                        Stock      17275r102     1,282      59,156          Sole          N/A       Shared
City National Corp                   Stock      178566105    12,961     168,785          Sole          N/A       Shared
Conoco Phillips                      Stock      20825c104       479       7,585          Sole          N/A       Shared
Danaher Corp                         Stock      235851102       217       3,418          Sole          N/A       Shared
DSL.net Inc                          Stock      262506108         2      30,000          Sole          N/A       Shared
Ethan Allen Interiors, Inc           Stock      297602104    14,967     356,180          Sole          N/A       Shared
First American Corp                  Stock      318522307     1,566      40,000          Sole          N/A       Shared
Fiserv                               Stock      337738108     1,547      36,367          Sole          N/A       Shared
Forest Lab Inc.                      Stock      345838106     3,138      70,320          Sole          N/A       Shared
General Dynamics                     Stock      369550108     1,940      30,326          Sole          N/A       Shared
General Electric                     Stock      369604103       430      12,350          Sole          N/A       Shared
Hartford Financial Svcs              Stock      416515104     1,198      14,875          Sole          N/A       Shared
HCC Insurance Holdings, Inc.         Stock      404132102    19,027     546,766          Sole          N/A       Shared
Helix Energy Solutions               Stock      42330P107     1,706      45,000          Sole          N/A       Shared
Home Depot                           Stock      437076102     1,709      40,401          Sole          N/A       Shared
Houston Exploration                  Stock      442120101    10,838     205,664          Sole          N/A       Shared
Illinois Tool Works                  Stock      452308109       217       2,250          Sole          N/A       Shared
International Business Machines      Stock      459200101     1,348      16,340          Sole          N/A       Shared
Jakks Pacific, Inc.                  Stock      47012e106    16,764     626,935          Sole          N/A       Shared
Johnson & Johnson                    Stock      478160104       318       5,375          Sole          N/A       Shared
Johnson Controls, Inc                Stock      478366107     3,002      39,530          Sole          N/A       Shared

------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF              VALUE     SHRS OR   PUT/     INVESTMENT     OTHER   --------------------
            NAME OF ISSUER             CLASS     CUSIP     (x1000)    PRN AMT   CALL     DISCRETION    MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Inc                    Stock      49455p101     1,588      17,260          Sole          N/A       Shared
KLA-Tenecor                          Stock      482480100     2,176      45,000          Sole          N/A       Shared
LAM Research Corp                    Stock      512807108    12,441     289,330          Sole          N/A       Shared
Lexmark International                Stock      529771107       858      18,910          Sole          N/A       Shared
Lincoln National Corp                Stock      534187109       925      16,938          Sole          N/A       Shared
Lone Star Technologies               Stock      542312103    14,538     262,371          Sole          N/A       Shared
Maverick Tube Corp                   Stock      577914104       732      13,810          Sole          N/A       Shared
MDC Holdings, Inc.                   Stock      552676108    15,764     245,131          Sole          N/A       Shared
Microsoft                            Stock      594918104       453      16,650          Sole          N/A       Shared
Mohawk Industries                    Stock      608190104       280       3,467          Sole          N/A       Shared
Navigators Group                     Stock      638904102     1,141      23,000          Sole          N/A       Shared
Nokia Corporation                    Stock      654902204     1,482      71,541          Sole          N/A       Shared
Occidental Petroleum                 Stock      674599105     1,142      12,324          Sole          N/A       Shared
Oil States Int'l                     Stock      678026105    21,850     592,954          Sole          N/A       Shared
Old Dominion Freight Lines           Stock      679580100    12,290     456,021          Sole          N/A       Shared
Omnivision                           Stock      682128103    24,646     816,091          Sole          N/A       Shared
Oracle Corporation                   Stock      68389x105       145      10,590          Sole          N/A       Shared
Oregon Steel                         Stock      686079104    25,437     497,111          Sole          N/A       Shared
Oshkosh Truck Corp.                  Stock      688239201    23,863     383,406          Sole          N/A       Shared
Patterson-UTI Energy                 Stock      703481101    11,725     366,854          Sole          N/A       Shared
Pediatrix Medical Group              Stock      705324101    12,376     120,573          Sole          N/A       Shared
Phila Con. Holding Corp              Stock      717528103    13,224     387,351          Sole          N/A       Shared
Portfolio Recovery Associates        Stock      73640Q105    11,399     243,405          Sole          N/A       Shared
Protective Life                      Stock      743674103    22,274     447,808          Sole          N/A       Shared
Quest Diagnostics                    Stock      74834L100     1,141      22,238          Sole          N/A       Shared
Quicksilver, Inc.                    Stock      74838c106    14,602   1,053,538          Sole          N/A       Shared
Reinsurance Group Of America         Stock      759351109    10,539     222,858          Sole          N/A       Shared
Scansource                           Stock      806037107    10,799     178,760          Sole          N/A       Shared
Sempra Energy                        Stock      816851109     3,341      71,910          Sole          N/A       Shared
Sherwin Williams Co                  Stock      824348106    19,172     387,774          Sole          N/A       Shared
Simpson Manufacturing                Stock      829073105    11,687     269,909          Sole          N/A       Shared
Skywest, Inc.                        Stock      830879102    18,913     646,162          Sole          N/A       Shared
Stanley Works                        Stock      854616109    14,079     277,919          Sole          N/A       Shared
Syntel, Inc.                         Stock      87162h103       613      32,380          Sole          N/A       Shared
Telefonos de Mexico SA               Stock      879403780     1,145      50,926          Sole          N/A       Shared
Tellabs                              Stock      879664100     1,590     100,000          Sole          N/A       Shared
Thor Industries, Inc.                Stock      885160101    21,298     399,145          Sole          N/A       Shared
Toll Brothers                        Stock      889478103    12,274     354,424          Sole          N/A       Shared
Toro Co.                             Stock      891092108    11,486     240,540          Sole          N/A       Shared
United Technologies                  Stock      913017109     1,757      30,305          Sole          N/A       Shared
Universal Am Financial Corp          Stock      913377107    11,386     739,334          Sole          N/A       Shared
Valero Energy Corp                   Stock      919134100       998      16,695          Sole          N/A       Shared
W.R. Berkley Corp.                   Stock      084423102    26,206     451,357          Sole          N/A       Shared
Wellpoint, Inc.                      Stock      94973V107       456       5,889          Sole          N/A       Shared
Whiting Petroleum Corp               Stock      966387102     1,253      30,557          Sole          N/A       Shared
Wyeth                                Stock      983024100       231       4,765          Sole          N/A       Shared
YRC Worldwide Inc.                   Stock      984249102    11,440     300,568          Sole          N/A       Shared
Zions Bancorp                        Stock      989701107     1,711      20,680          Sole          N/A       Shared